Taxation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Equity interest held	25.00%	25.00%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Current income tax expense	¥ 62,065		¥ 59,943	¥ 62,348
Deferred income tax (benefit)/expense	(84,880)		200,892	(7,245)
Total	¥ (22,815)	$ (3,126)	¥ 260,835	¥ 55,103
US
Taxation
Effective income tax rate	29.84%	29.84%	29.84%	29.84%
United Kingdom
Taxation
Effective income tax rate	19.00%	19.00%	19.00%	19.00%
Germany
Taxation
Effective income tax rate	32.98%	32.98%	32.98%	32.98%
Norway
Taxation
Effective income tax rate	22.00%	22.00%	22.00%	22.00%
Netherlands
Taxation
Effective income tax rate	25.80%	25.80%	25.80%	25.80%
Cayman Islands Tax Information Authority
Taxation
Effective income tax rate	0.00%	0.00%
State Administration of Taxation, China
Taxation
Effective income tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%
Percentage of withholding tax for foreign investors non resident enterprises	10.00%	10.00%
Percentage of withholding tax for resident enterprise	5.00%	5.00%
Percent entitled to claim for qualified research and development expenses	200.00%	200.00%
Additional percentage of qualified research and development expenses claimed in annual filing	100.00%	100.00%
Inland Revenue, Hong Kong | Remaining taxable income
Taxation
Effective income tax rate	16.50%	16.50%
Inland Revenue, Hong Kong | First HKD2,000 Taxable Income
Taxation
Effective income tax rate	8.25%	8.25%